Notes Payable with a Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Note Payable with a Related Party

10. Note Payable with a Related Party

On September 28, 2020, the Company entered into a convertible promissory note with Inclusive Capital Partners Spring Master Fund, L.P., a related party, to finance capital investments and operating needs. The Convertible Note had a principal balance of $30,000 and interest at 8.0% per annum. The outstanding principal amount of the Convertible Note and unpaid accrued interest was extinguished at a conversion price equal to $9.50 per share upon the successful closing of the Business Combination. The note principal of $30,000 and accrued interest of $618 were included as current liabilities at December 31, 2020. In connection with the Business Combination on January 29, 2021, the outstanding principal and unpaid accrued interest due was converted into an aggregate 3,242 shares of the Company’s Common Stock, such that the Convertible Note was no longer outstanding and ceased to exist.

7.   Notes Payable with a Related Party

On May 12, 2020, the Company entered into a loan agreement with Equilibrium Controlled Environment Foods Fund, LLC and its affiliates (“Equilibrium”), a related party, to finance the purchase of equipment to be used in the Company’s operations in Morehead, Kentucky (the “Equipment Loan”.) The loan agreement had a principal balance of $2,000 and an interest rate of 9.5% per year. In October 2020, as a result of completion of the Morehead Facility (see Note 8(a)) and subsequent occupancy, the principal balance of the loan was extinguished and added to the future base rent calculation to be paid over the term of the lease.

On September 28, 2020, the Company entered into a convertible promissory note with Inclusive Capital Partners Spring Master Fund, L.P., a related party, to finance capital investments and operating needs (the “Convertible Note”). The Convertible Note has a principal balance of $30,000 and bears simple interest at 8.0% per annum. The outstanding principal amount of the Convertible Note and any unpaid accrued interest automatically converted into shares of the Company at a conversion price equal to $9.50 per share upon closing of the Business Combination Agreement. Absent such conversion, all unpaid interest and principal shall be due and payable upon demand on or after September 28, 2021. The Company has recorded the Convertible Note as a current liability at December 31, 2020.

The Convertible Note includes certain other terms which can accelerate and/or change the manner in which the Convertible Note are redeemed or converted. In a change in control, the holders of the Convertible Note can demand repayment of principal, accrued but unpaid interest, and a repayment premium in the amount of 50% of principal. In addition, upon a future equity financing event, the holder of the Convertible Note may elect to convert the outstanding principal and interest into the most senior stock of the Company issued in such a financing at the lower of 80% of the price paid by such investor or based on a valuation of $500 million. The fair value of these embedded derivatives was not significant at issuance or at December 31, 2020.